ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 27.1%
	ALTERNATIVE DIVERSIFIERS — 27.1%
2,297,254	GMO Equity Dislocation Investment Fund - Class A1	$47,185,596
726,347	Lazard Rathmore Alternative Fund - Class E* 1 2	83,315,337
1,211,225	Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares* 1 2 3	135,487,885
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $252,624,620)	265,988,818
	OPEN-END MUTUAL FUNDS — 50.1%
	ALTERNATIVE DIVERSIFIERS — 11.6%
3,849,742	BlackRock Event Driven Equity Fund - Institutional Shares	40,614,783
6,477,497	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	72,936,610
		113,551,393
	CORE DIVERSIFIER — 12.6%
5,722,954	JPMorgan Global Allocation Fund - Class R6	123,844,720
	CORE/ALTERNATIVE DIVERSIFIER — 25.9%
9,052,451	GMO Benchmark-Free Allocation Fund - Class IV2 4	254,011,786
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $432,655,765)	491,407,899
	EXCHANGE-TRADED FUNDS — 8.9%
	ALTERNATIVE DIVERSIFIER — 7.3%
1,140,646	iShares Gold Trust*	71,130,684
	CORE DIVERSIFIER — 1.6%
254,108	iShares Core 60/40 Balanced Allocation ETF	15,645,430
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $54,612,080)	86,776,114
	PRIVATE FUNDS[5] — 12.1%
	ALTERNATIVE DIVERSIFIERS — 12.1%
	Elliott Associates, LP - Class C Shares* [6]	54,144,923
29,073	Millennium International, Ltd. - Class GG* [7]	64,965,155
	TOTAL PRIVATE FUNDS
	(Cost $76,417,053)	119,110,078
	SHORT-TERM INVESTMENT — 1.3%
12,360,598	JPMorgan Prime Money Market Fund - Institutional Shares, 4.28%[8]	12,364,306
	TOTAL SHORT-TERM INVESTMENT
	(Cost $12,363,167)	12,364,306

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.5%
	(Cost $828,672,685)	975,647,215
	Other assets less liabilities — 0.5%	5,007,457
	TOTAL NET ASSETS — 100.0%	$980,654,672

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment's capital
[3]	The investment was acquired on 10/2/2024. The cost is $131,572,616.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2025, the aggregate fair value of these investments is $119,110,078 or 12.1% of the Fund's net assets.
[6]	The investment was acquired on 1/2/2020. The cost is $41,558,170.
[7]	The investment was acquired on 1/1/2020. The cost is $34,858,883 or $1,199 per share.
[8]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 25.0%
	AUSTRIA — 0.1%
19,939	Erste Group Bank A.G.	$1,697,313

	BELGIUM — 0.2%
22,005	KBC Group N.V.	2,271,128

	BERMUDA — 0.0%[1]
5,642	Arch Capital Group Ltd.	513,704

	BRAZIL — 0.1%
255,736	Itau Unibanco Holding S.A. - ADR	1,736,448
5,938	TIM S.A. - ADR[2]	119,413
		1,855,861
	CANADA — 0.2%
4,191	Agnico Eagle Mines Ltd.	498,435
595	Constellation Software, Inc.	2,181,718
		2,680,153
	CAYMAN ISLANDS — 0.2%
36,952	Tencent Holdings Ltd.	2,381,025

	CHINA — 0.2%
86,763	BYD Co., Ltd.	1,350,903
69,500	China Shenhua Energy Co., Ltd.	270,071
59,000	NetEase, Inc.	1,590,012
		3,210,986
	DENMARK — 0.3%
2,600	AP Moller - Maersk A/S - ADR	23,998
9,014	DSV A/S	2,162,047
3,922	Novo Nordisk A/S - ADR[2]	270,696
20,115	Novo Nordisk A/S - Class B	1,393,850
		3,850,591
	FRANCE — 1.0%
21,003	Accor SA	1,100,735
15,049	Canal+ S.A.*	47,113
49,223	Dassault Systemes S.E.	1,783,922
15,049	Havas N.V.*	25,873
379	L'Oreal S.A.	162,346
15,049	Louis Hachette Group	30,897
4,180	LVMH Moet Hennessy Louis Vuitton S.E.	2,187,728
10,620	Publicis Groupe S.A.	1,199,473
21,462	Safran S.A.	6,999,278
		13,537,365

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 0.8%
4,279	Allianz S.E.	$1,736,562
7,790	Knorr-Bremse A.G.	755,606
4,764	Mercedes-Benz Group AG	277,552
724	Muenchener Rueckversicherungs-Gesellschaft A.G.	470,118
514	Rheinmetall A.G.	1,088,497
16,462	SAP S.E.	5,033,742
15,501	Siemens Energy A.G.*	1,811,771
		11,173,848
	GUERNSEY — 0.0%[1]
4,109	Amdocs Ltd.	374,905

	HONG KONG — 0.0%[1]
13,000	Beijing Enterprises Holdings Ltd.	53,602
92,000	China Merchants Port Holdings Co., Ltd.	167,593
14,000	CK Hutchison Holdings Ltd.	86,208
17,000	Power Assets Holdings Ltd.	109,303
		416,706
	INDIA — 0.2%
18,163	Dr Reddy's Laboratories Ltd. - ADR[2]	272,990
51,037	ICICI Bank Ltd. - ADR	1,716,885
23,304	Infosys Ltd. - ADR[2]	431,823
		2,421,698
	INDONESIA — 0.0%[1]
827	United Tractors Tbk P.T. - ADR	21,878

	IRELAND — 0.6%
15,370	Accenture PLC - Class A	4,593,939
4,224	Aon PLC - Class A	1,506,954
6,381	Flutter Entertainment PLC*	1,814,062
		7,914,955
	ISRAEL — 0.1%
60,058	Bank Leumi Le-Israel BM	1,117,412
803	Elbit Systems Ltd.	360,949
1,754	Nice Ltd. - ADR* [2]	296,268
		1,774,629
	JAPAN — 0.7%
4,200	Bandai Namco Holdings, Inc.	150,525
59,600	Hitachi Ltd.	1,732,235
4,700	Itochu Corp.	246,116
3,445	Keyence Corp.	1,377,408

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
4,400	MEIJI Holdings Co., Ltd.	$97,301
58,063	Mizuho Financial Group, Inc.	1,611,825
42,800	Nippon Steel Corp.	809,431
319,200	Nippon Telegraph & Telephone Corp.	341,260
170	Shin-Etsu Chemical Co., Ltd.	5,614
78,100	Sony Group Corp.	2,030,625
5,700	Tokyo Electron Ltd.	1,091,604
		9,493,944
	NETHERLANDS — 0.3%
4,418	AerCap Holdings N.V.	516,906
1,934	ASML Holding N.V.	1,549,785
27,372	Qiagen N.V.*	1,318,773
		3,385,464
	SINGAPORE — 0.3%
40,723	Flex Ltd.* [2]	2,032,892
676,200	Singapore Telecommunications Ltd.	2,038,600
		4,071,492
	SOUTH KOREA — 0.1%
2,238	Hanwha Aerospace Co., Ltd.	1,404,406
2	POSCO Holdings, Inc. - ADR	97
1	Woori Financial Group, Inc. - ADR	50
		1,404,553
	SPAIN — 0.2%
14,833	Amadeus IT Group S.A.[2]	1,253,137
14,174	Industria de Diseno Textil S.A.	739,411
26,288	Repsol S.A.[2]	384,499
		2,377,047
	SWEDEN — 0.1%
46,660	Volvo A.B. - B Shares*	1,312,901

	SWITZERLAND — 0.4%
2,652	Garmin Ltd.	553,526
12,944	Holcim A.G.	961,210
28,144	Nestle S.A.	2,798,256
8,839	Novartis A.G.	1,072,852
227	Zurich Insurance Group A.G.	158,837
		5,544,681
	TAIWAN — 1.1%
43,306	MediaTek, Inc.	1,855,604

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
287,253	Taiwan Semiconductor Manufacturing Co., Ltd.	$10,504,657
5,986	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,355,769
62,250	United Microelectronics Corp. - ADR[2]	476,213
		14,192,243
	UNITED KINGDOM — 1.8%
9,168	AstraZeneca PLC	1,275,903
1	AstraZeneca PLC - ADR	70
56,994	British American Tobacco PLC	2,709,858
118,717	Compass Group PLC	4,021,183
87,185	Diageo PLC	2,198,466
975,360	Haleon PLC	5,012,991
11,416	London Stock Exchange Group PLC	1,669,558
193,724	Prudential PLC	2,424,698
85,378	Unilever PLC	5,210,300
3,531	Vodafone Group PLC - ADR	37,641
		24,560,668
	UNITED STATES — 15.9%
40,833	Abbott Laboratories	5,553,696
3,068	Adtalem Global Education, Inc.*	390,342
5,322	Aflac, Inc.	561,258
45,726	Alphabet, Inc. - Class A	8,058,293
16,872	Alphabet, Inc. - Class C	2,992,924
44,649	Amazon.com, Inc.*	9,795,544
723	Amedisys, Inc.*	71,136
4,061	American Express Co.	1,295,378
9,577	American Tower Corp. - REIT	2,116,709
12,944	Amrize Ltd.*	645,691
6,908	Analog Devices, Inc.	1,644,242
46,470	Apple, Inc.	9,534,250
8,720	Ares Management Corp. - Class A	1,510,304
417	Atmos Energy Corp.[2]	64,264
10,497	Boston Scientific Corp.*	1,127,483
23,107	Broadcom, Inc.	6,369,445
802	Chemed Corp.	390,518
3,768	Church & Dwight Co., Inc.	362,143
7,475	Cigna Group	2,471,086
5,633	Cisco Systems, Inc.	390,818
5,859	CNX Resources Corp.* [2]	197,331
62,271	Coca-Cola Co.	4,405,673
19,655	Constellation Brands, Inc. - Class A	3,197,475

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
604	Constellation Energy Corp.	$194,947
760	Costco Wholesale Corp.	752,354
883	DT Midstream, Inc.	97,051
11,564	Elevance Health, Inc.	4,497,933
6,081	Eli Lilly & Co.	4,740,322
1,058	Equinix, Inc. - REIT	841,607
24,742	Equitable Holdings, Inc.[2]	1,388,026
1,807	Exelixis, Inc.*	79,644
831	Expeditors International of Washington, Inc.	94,942
7,714	GoDaddy, Inc.*	1,388,983
10,166	Hilton Worldwide Holdings, Inc.	2,707,612
146	Home Depot, Inc.	53,529
5,834	Intuitive Surgical, Inc.*	3,170,254
9,895	Jabil, Inc.	2,158,100
32,135	Johnson & Johnson	4,908,621
12,578	KKR & Co., Inc.	1,673,251
2,777	KLA Corp.	2,487,470
7,769	Kroger Co.	557,270
49,717	Lam Research Corp.	4,839,453
8,514	Live Nation Entertainment, Inc.* [2]	1,287,998
394	Marzetti Co.	68,071
4,074	Mastercard, Inc. - Class A	2,289,344
842	McCormick & Co., Inc.	63,840
566	McDonald's Corp.	165,368
2,398	McKesson Corp.	1,757,206
32,355	Merck & Co., Inc.	2,561,222
14,559	Meta Platforms, Inc. - Class A	10,745,852
40,986	Microsoft Corp.	20,386,846
750	Monster Beverage Corp.*	46,980
1,249	Motorola Solutions, Inc.	525,155
1,763	Netflix, Inc.*	2,360,886
48,537	NVIDIA Corp.	7,668,361
38	NVR, Inc.*	280,655
29,892	Oracle Corp.	6,535,288
16,065	O'Reilly Automotive, Inc.* [2]	1,447,938
2,083	Parker-Hannifin Corp.[2]	1,454,913
11,324	Philip Morris International, Inc.	2,062,440
3,441	Procter & Gamble Co.	548,220
9,252	Quest Diagnostics, Inc.[2]	1,661,937
2,619	Republic Services, Inc.	645,872
2,578	Royal Gold, Inc.	458,472

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
19,976	Salesforce, Inc.	$5,447,255
10,824	Starbucks Corp.	991,803
1,313	Stryker Corp.	519,462
1,102	Synopsys, Inc.*	564,973
8,905	Targa Resources Corp.	1,550,182
24,517	Texas Instruments, Inc.	5,090,220
9,689	Thermo Fisher Scientific, Inc.	3,928,502
19,248	TJX Cos., Inc.	2,376,936
5,878	T-Mobile US, Inc.	1,400,492
11,074	Tradeweb Markets, Inc. - Class A	1,621,234
82,583	U.S. Bancorp	3,736,881
25,213	U.S. Foods Holding Corp.*	1,941,653
45,311	Uber Technologies, Inc.*	4,227,516
11,075	UnitedHealth Group, Inc.	3,455,068
2,875	Viatris, Inc.	25,674
15,009	Visa, Inc. - Class A2	5,328,945
10,412	Walmart, Inc.	1,018,085
68,362	Wells Fargo & Co.	5,477,163
12,319	Welltower, Inc. - REIT	1,893,800
25,421	Williams Cos., Inc.	1,596,693
		216,992,773
	URUGUAY — 0.1%
655	MercadoLibre, Inc.*	1,711,928

	TOTAL COMMON STOCKS
	(Cost $240,769,072)	341,144,439

	EXCHANGE-TRADED FUNDS — 14.9%
360,160	iShares MSCI ACWI ETF	46,316,576
612,100	iShares MSCI Global Min Vol Factor ETF[2]	72,576,697
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[2]	84,509,264
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $156,678,184)	203,402,537

	FOREIGN COLLECTIVE INVESTMENT FUND — 4.0%
2,625,090	GMO Equity Dislocation Investment Fund - Class A3	53,919,345
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $54,654,757)	53,919,345

	OPEN-END MUTUAL FUNDS — 41.7%
2,896,301	AQR Large Cap Defensive Style Fund - Class R6	62,386,315

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS (Continued)
2,553,955	Baillie Gifford Emerging Markets Equities Fund - Class K	$57,515,074
12,827,077	GMO Quality Fund - Class VI4 5	448,819,426
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $391,751,848)	568,720,815

	PRIVATE FUNDS[6] — 11.9%
	RIEF Strategic Partners Fund LLC - Series SB* [7]	110,888,465
	Viking Global Equities LP - Class H Interests* [8]	50,951,450
	TOTAL PRIVATE FUNDS
	(Cost $107,984,606)	161,839,915

	SHORT-TERM INVESTMENTS — 2.9%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.3%
	Collateral Investments	4,268,996

	MONEY MARKET FUNDS — 2.6%
34,620,784	JPMorgan Prime Money Market Fund - Institutional Shares, 4.28%[9]	34,631,170
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,893,410)	38,900,166

	TOTAL INVESTMENTS — 100.4%
	(Cost $990,731,877)	1,367,927,217
	Liabilities in excess of other assets — (0.4)%	(5,246,067)
	TOTAL NET ASSETS — 100.0%	$1,362,681,150

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $14,361,159.
[3]	Domiciled in Ireland.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Fund primarily invests in global equities.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2025, the aggregate fair value of these investments is $161,839,915 or 11.9% of the Fund's net assets.
[7]	The investment was acquired on 7/2/2018. The cost is $62,568,972.
[8]	The investment was acquired on 12/1/2023. The cost is $45,415,634.
[9]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 77.8%
	ALABAMA — 2.8%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,696,006
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	375,504
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,025,015
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,002,659
500,000	2.27% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[2]	493,580
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,051,328
500,000	2.57% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	489,953
500,000	5.25%, 05/1/2055, Call 06/1/2032[1]	520,233
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,047,333
1,000,000	Energy Southeast A Cooperative District, 5.25%, 07/1/2054, Call 03/1/2032[1]	1,070,334
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,046,614
875,000	5.00%, 11/15/2037, Call 11/15/2032	909,415
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,014,888
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,089,588
1,500,000	Industrial Development Board of the City of Mobile Alabama, 3.30%, 07/15/2034[1]	1,501,009
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,336,233
	Mobile County Industrial Development Authority
1,500,000	5.00%, 06/1/2054, Call 06/20/2034[3]	1,440,565
1,000,000	4.75%, 12/1/2054, Call 12/1/2034[3]	922,119
3,000,000	Southeast Alabama Gas Supply District, 5.00%, 08/1/2054, Call 01/1/2032[1]	3,155,961
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	791,551
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,551,101
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,573,929
885,000	5.00%, 05/1/2055, Call 11/1/2030[1]	934,978
1,000,000	5.00%, 10/1/2055, Call 08/1/2032[1]	1,054,496
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,015,981
		32,110,373
	ARIZONA — 1.1%
	Arizona Industrial Development Authority
410,000	4.00%, 03/1/2027[4]	406,767
600,000	4.00%, 07/1/2041, Call 07/1/2026	532,014

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,000,000	4.00%, 07/1/2061, Call 07/1/2026	$784,038
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	149,321
1,625,000	Chandler Industrial Development Authority, 4.00%, 06/1/2049, Call 02/1/20291 3	1,621,913
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	968,741
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 08/2/2025[4]	661,194
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	648,868
	Industrial Development Authority of the County of Yavapai
1,000,000	3.45%, 04/1/2029[1]	1,000,000
340,000	5.13%, 03/1/2042, Call 08/2/2025[4]	318,006
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	963,196
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	120,630
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	399,966
625,000	0.88%, 06/1/2043[1]	602,627
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,121,722
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	791,434
		12,090,437
	ARKANSAS — 0.2%
	Arkansas Development Finance Authority
1,000,000	4.50%, 09/1/2049, Call 09/1/20263 4	963,097
500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	501,170
1,255,000	West Memphis School District No. 4, SAW, 2.75%, 02/1/2039, Call 08/2/2025	989,150
		2,453,417
	CALIFORNIA — 7.3%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,112,176
1,000,000	Bay Area Toll Authority, 3.17% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	993,007
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	903,363
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	504,443
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,218,631
750,000	4.55% (SOFR+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	750,400
1,000,000	4.87% (SOFR+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,011,880
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,048,401

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$875,000	5.00%, 08/1/2055, Call 07/1/2032[1]	$922,773
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	810,354
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	80,651
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	155,874
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,568,039
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	2,976,915
1,000,000	California Infrastructure & Economic Development Bank, 9.50%, 01/1/2065, Call 01/1/20291 3 4	948,203
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 08/2/2025	904,931
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,002,620
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	47,861
850,000	5.00%, 06/1/2046, Call 06/1/2026	819,875
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	863,718
	California Pollution Control Financing Authority
1,000,000	3.00%, 11/1/2025[3]	998,665
1,000,000	5.00%, 07/1/2037, Call 01/1/20263 4	1,000,228
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	50,068
650,000	5.00%, 08/1/2036, Call 08/2/2025[4]	649,966
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,110,340
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	100,135
900,000	5.00%, 08/1/2041, Call 08/2/2025[4]	863,444
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 08/2/2025	1,460,772
1,000,000	5.50%, 12/1/2054, Call 08/2/2025	984,310
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	977,499
2,125,000	Central Valley Energy Authority, 5.00%, 12/1/2055, Call 05/1/2035[1]	2,266,791
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	200,737
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	499,944
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	974,849
2,000,000	City of Los Angeles, 5.00%, 06/25/2026	2,040,512
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,539,023
1,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	999,775
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	1,005,456
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	715,927
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,735,379

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.50%, 05/15/2055, Call 05/15/2035[3]	$1,045,647
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 08/2/2025	614,597
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	893,863
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,396,693
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,425,181
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	492,832
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	318,126
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,001,137
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 07/18/2025	899,998
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	952,660
	Los Angeles Department of Water & Power
1,000,000	5.00%, 07/1/2031, Call 07/1/2028	1,040,357
625,000	5.00%, 07/1/2032, Call 01/1/2029	651,710
830,000	5.00%, 07/1/2032, Call 07/1/2029	870,178
925,000	5.00%, 07/1/2033, Call 07/1/2028	956,123
250,000	3.00%, 07/1/2048, Call 08/1/2025[1]	250,000
500,000	Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/1/2030, Call 07/1/2028	522,480
	Los Angeles Unified School District
500,000	5.00%, 07/1/2040	500,000
1,000,000	4.00%, 07/1/2049, Call 01/1/2035	896,710
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	358,211
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,593,960
930,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	972,374
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	948,173
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 08/2/2025	1,000,468
1,000,000	Riverside County Transportation Commission, 3.00%, 06/1/2049, Call 06/1/2031	717,849
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	757,508
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,596,096
1,565,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,608,838
	San Diego County Regional Airport Authority
680,000	5.25%, 07/1/2043, Call 07/1/2035[3]	709,993
1,430,000	5.00%, 07/1/2048, Call 07/1/2033[3]	1,429,702
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,055,777

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	$613,490
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[3]	1,015,060
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	1,444,953
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	340,330
1,500,000	San Joaquin Valley Clean Energy Authority, 5.50%, 01/1/2056, Call 04/1/2035[1]	1,646,312
550,000	Sanger Unified School District, BAM, 2.25%, 08/1/2046, Call 08/1/2031	331,122
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	385,977
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 08/2/2025	1,000,034
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	586,670
835,000	5.00%, 07/1/2031	912,671
1,390,000	5.00%, 11/1/2033	1,470,457
2,000,000	5.00%, 04/1/2055, Call 06/1/2030[1]	2,104,267
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,016,520
250,000	State of California, 4.00%, 08/1/2038, Call 08/1/2026	245,442
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,533
500,000	Yosemite Community College District, 0.00%, 08/1/2042	401,724
		83,914,738
	COLORADO — 4.0%
	Aerotropolis Regional Transportation Authority
985,000	5.00%, 12/1/2051, Call 08/2/2025	878,527
1,000,000	5.75%, 12/1/2054, Call 12/1/2029[4]	981,335
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 08/2/2025	421,165
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,502,120
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	587,171
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	1,935,509
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,062,441
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,075,026
1,000,000	5.00%, 11/15/2047, Call 11/15/2032[3]	1,000,099
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	1,969,738
1,000,000	Colorado Bridge & Tunnel Enterprise, AG, 5.50%, 12/1/2054, Call 12/1/2034	1,054,105

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Colorado Educational & Cultural Facilities Authority
$500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	$502,152
390,000	4.75%, 04/1/2030, Call 08/2/2025	390,289
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	445,641
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	403,813
1,425,000	6.88%, 02/1/2059, Call 02/1/2035[4]	1,452,380
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 08/2/2025	95,222
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,037,867
500,000	4.00%, 10/1/2039, Call 08/2/2025	451,731
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	502,908
500,000	5.00%, 06/1/2036, Call 06/1/2027	520,293
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	935,077
500,000	8.00%, 08/1/2043, Call 08/2/2025[5]	313,306
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,787,223
2,000,000	5.00%, 05/15/2045, Call 08/2/2025	1,976,953
750,000	4.00%, 11/15/2048, Call 05/15/2028	645,769
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,676,006
500,000	5.25%, 11/1/2052, Call 11/1/2032	503,256
790,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	780,946
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 07/23/2025	472,721
1,060,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	656,052
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	504,220
	Denver Health & Hospital Authority
1,470,000	5.00%, 12/1/2039, Call 08/2/2025	1,472,263
335,000	5.13%, 12/1/2050, Call 12/1/2034	331,994
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	547,424
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	407,964
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[4]	487,494
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,828,370
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	771,930
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 08/2/2025	857,213
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	434,110
1,500,000	Redtail Ridge Metropolitan District, 0.00%, 12/1/2032, Call 03/1/2028	890,517
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,024,623
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,679,400
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	126,926

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	$902,097
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	565,348
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,043,774
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,001,799
		45,894,307
	CONNECTICUT — 0.4%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 08/2/2025[3]	500,100
	Connecticut State Health & Educational Facilities Authority
500,000	5.00%, 07/1/2036, Call 08/2/2025	499,974
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,349,903
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,002,849
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,469,292
		4,822,118
	DELAWARE — 0.2%
995,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,086,067
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 07/23/2025	1,500,124
		2,586,191
	DISTRICT OF COLUMBIA — 1.3%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,039,128
5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 08/2/2025	1,246,464
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,504,924
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,820,533
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	500,451
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,189,250
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,567,149
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	751,278
615,000	6.50%, 10/1/2041, Call 10/1/2026	643,080
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,815,420
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	501,449

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$875,000	4.00%, 10/1/2036, Call 10/1/2030	$870,605
1,000,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2054, Call 07/15/2034	1,009,454
		14,459,185
	FLORIDA — 6.8%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 08/2/2025	1,334,896
1,175,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 08/2/2025	1,138,646
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	86,798
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[4]	198,157
435,000	5.35%, 07/1/2029, Call 08/2/2025	435,551
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	90,628
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 08/2/2025	500,091
500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	517,867
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	520,231
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	440,406
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	465,626
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,000,067
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	994,538
500,000	County of Bay, 5.00%, 09/1/2043, Call 08/2/2025	482,535
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,039,881
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,000,695
1,185,000	County of Broward FL Airport System Revenue, 5.00%, 10/1/2035, Call 10/1/2029[3]	1,221,250
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	857,299
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,359,218
1,750,000	County of Lee Airport Revenue, 5.25%, 10/1/2054, Call 10/1/2034[3]	1,753,773
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[3]	1,010,932
	County of Miami-Dade
4,020,000	5.00%, 07/1/2038, Call 07/1/2026	4,049,003
650,000	4.00%, 07/1/2042, Call 07/1/2028	611,789
	County of Miami-Dade Aviation Revenue
3,000,000	5.00%, 10/1/2036, Call 10/1/2034[3]	3,175,022
500,000	5.00%, 10/1/2049, Call 10/1/2029[3]	492,090

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	County of Miami-Dade Transit System
$2,000,000	4.00%, 07/1/2048, Call 07/1/2028	$1,741,522
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,292,869
1,000,000	County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	886,796
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	168,849
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	394,276
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	931,839
	Florida Development Finance Corp.
1,000,000	12.00%, 07/15/2032, Call 07/13/20251 3 4	995,000
750,000	6.25%, 07/1/2034, Call 08/2/2025	750,758
1,000,000	5.00%, 07/1/2041, Call 07/1/2032[3]	911,475
725,000	6.13%, 06/15/2046, Call 08/2/2025[4]	724,946
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[3]	925,443
180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	169,351
1,750,000	4.38%, 10/1/2054, Call 07/3/20311 3 4	1,744,507
2,000,000	8.25%, 07/1/2057, Call 07/13/20251 3 4	2,055,650
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,136,359
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	471,513
1,500,000	Florida State Board of Governors University of North Florida Dormitory Revenue, BAM, 5.00%, 11/1/2053, Call 11/1/2033	1,513,416
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 08/2/2025	1,001,587
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 08/2/2025	500,014
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 08/2/2025[3]	1,000,024
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,706,213
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,687,336
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	1,997,184
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,024,365
360,000	Lake Ashton Community Development District, 5.00%, 05/1/2037, Call 08/2/2025	360,057
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 08/2/2025	1,671,033
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,238,993
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	788,437
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,026,376
	Lee County Industrial Development Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	5.00%, 11/15/2039, Call 11/15/2026	$508,023
100,000	5.75%, 06/15/2042, Call 08/2/2025[4]	98,008
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,982,251
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	962,685
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	830,325
355,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 08/2/2025	355,115
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 08/2/2025	1,000,039
715,000	Miami-Dade County Housing Finance Authority, FNMA COLL HUD SECT 8, 4.88%, 03/1/2046	693,972
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 08/2/2025	630,030
330,000	5.25%, 09/15/2044, Call 08/2/2025	306,951
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	681,454
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,523,810
900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[4]	851,122
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,526,694
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	97,878
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	1,989,010
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	136,265
405,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 08/2/2025	405,207
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,048,939
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	801,524
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,019,095
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	733,548
		78,775,122
	GEORGIA — 2.8%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[4]	251,681
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,053,261
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	901,008
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,890,332
	Burke County Development Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$500,000	2.20%, 10/1/2032, Call 11/19/2026	$420,455
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	880,170
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	507,601
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	448,215
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	815,927
	Georgia Housing & Finance Authority
725,000	5.00%, 12/1/2042, Call 06/1/2033	743,285
1,000,000	4.70%, 12/1/2054, Call 06/1/2033	963,003
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	769,252
170,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	171,711
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,509,440
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,001,642
1,000,000	5.00%, 05/15/2049	1,000,772
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,362,972
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,495,850
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,038,416
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,048,714
1,000,000	5.00%, 09/1/2053, Call 06/1/2030[1]	1,058,000
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,108,336
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,104,986
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,057,257
4,000,000	Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	4,021,916
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	745,214
200,000	5.00%, 01/1/2056, Call 01/1/2030	197,527
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	975,173
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,332,898
		31,875,014
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	221,577

	HAWAII — 0.2%
	State of Hawaii Airports System Revenue
1,000,000	5.00%, 07/1/2048, Call 07/1/2028[3]	991,734
1,000,000	5.25%, 07/1/2051, Call 07/1/2035[3]	1,021,207
		2,012,941

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO — 0.2%
$300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 08/2/2025	$300,084
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	374,808
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	416,080
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	565,012
1,000,000	Spring Valley Community Infrastructure District No. 1, 6.25%, 09/1/2054, Call 09/1/2030[4]	1,002,997
		2,658,981
	ILLINOIS — 8.0%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	102,933
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,031,565
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,010,576
180,000	5.00%, 04/1/2037, Call 04/1/2027	181,637
500,000	5.00%, 04/1/2038, Call 04/1/2028	506,196
500,000	5.25%, 12/1/2039, Call 08/2/2025	494,282
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	980,850
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	1,960,018
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,115,749
1,000,000	5.00%, 12/1/2046, Call 08/2/2025	906,355
2,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,069,851
	Chicago O'Hare International Airport
40,000	3.88%, 01/1/2032, Call 08/2/2025	40,005
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	512,970
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	887,990
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	985,229
625,000	5.50%, 01/1/2055, Call 01/1/2032[3]	637,640
500,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	511,744
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,502,856
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,470,028
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,920,036
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,899,742
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,095,210
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	973,904
625,000	City of Chicago Wastewater Transmission Revenue, NATL, 0.00%, 01/1/2026	614,127
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	728,722

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	$1,297,756
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,246,359
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,040,591
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 08/2/2025	2,000,016
570,000	3.90%, 11/1/2036, Call 11/1/2027	570,333
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	710,759
425,000	5.00%, 08/1/2027	438,427
500,000	5.00%, 08/1/2028, Call 08/1/2027	515,273
670,000	5.00%, 03/1/2033, Call 03/1/2027	677,094
55,000	5.00%, 02/15/2034, Call 02/15/2027	56,960
260,000	5.00%, 02/15/2034, Call 02/15/2027	265,355
500,000	5.00%, 03/1/2034, Call 03/1/2027	504,258
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,312,821
225,000	5.00%, 02/15/2037, Call 08/15/2027	222,770
600,000	4.00%, 08/15/2037, Call 08/15/2031	572,626
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,615,352
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	933,659
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	818,377
1,000,000	4.80%, 12/1/2043, Call 07/1/20331 3 4	1,013,179
845,000	4.80%, 12/1/2043, Call 07/1/20331 3 4	856,137
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,605,199
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	1,976,051
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,859,994
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,949,439
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,090,457
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	968,851
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,442,454
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,061,030
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 3 4	969,116
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 07/28/2025	3,005,526
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,034,483
625,000	5.00%, 01/1/2040, Call 08/2/2025	624,965
2,775,000	5.00%, 01/1/2040, Call 01/1/2026	2,765,224
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,779,511
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,517,404
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,036,450

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	$1,775,946
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	971,094
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	448,014
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,326,848
530,000	5.00%, 06/15/2057, Call 12/15/2027	511,142
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,940,162
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,007,919
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	769,492
500,000	4.00%, 01/1/2038, Call 01/1/2030	477,913
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	694,270
1,000,000	Southwestern Illinois Development Authority, BAM, 5.50%, 04/1/2050, Call 04/1/2035	1,032,474
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,024,667
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,818,891
660,000	5.00%, 03/1/2036, Call 03/1/2031	691,288
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	962,743
500,000	5.00%, 03/1/2046, Call 03/1/2031	496,604
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,007,116
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,501,263
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	558,038
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,430,088
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	449,441
250,000	0.00%, 01/1/2032	195,509
615,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 07/23/2025	568,064
		92,153,457
	INDIANA — 0.7%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	334,415
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,302,760

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
	Indiana Finance Authority
$1,000,000	3.00%, 11/1/2030	$972,812
1,000,000	3.00%, 11/1/2030	971,390
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,016,268
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,551,911
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	409,565
		8,559,121
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 08/2/2025	1,464,776
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,134,131
4,485,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	657,053
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	506,164
		3,762,124
	KANSAS — 0.2%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	568,528
1,000,000	City of Wichita , 5.88%, 05/15/2050, Call 05/15/2031	942,623
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	921,131
		2,432,282
	KENTUCKY — 0.8%
1,000,000	County of Carroll, 2.13%, 10/1/2034, Call 06/1/2031[3]	797,527
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	200,851
1,100,000	5.00%, 07/1/2040, Call 08/2/2025	1,100,095
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	1,934,193
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	776,216
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,519,890
2,500,000	5.00%, 05/15/2052, Call 05/15/2032	2,389,026
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,018,019
		9,735,817
	LOUISIANA — 1.5%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 08/2/2025	1,165,311
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,531,465
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,007,754
440,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	435,239

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	$1,200,119
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,004,541
	Louisiana Public Facilities Authority
885,000	6.50%, 07/1/2036, Call 08/2/20253 4	885,218
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,404,951
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,426,590
1,000,000	5.75%, 09/1/2064, Call 09/1/2034[3]	1,030,050
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[3]	2,354,808
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,015,253
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	517,652
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,473,907
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,261,008
		17,713,866
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,647,515
1,000,000	5.00%, 07/1/2041, Call 07/1/2026	921,230
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	497,817
500,000	4.00%, 07/1/2039, Call 07/1/2031	483,116
50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	52,123
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/2/2025[3]	501,075
		4,102,876
	MARYLAND — 1.9%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,538,251
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,425,648
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,012,496
1,000,000	County of Baltimore, 5.00%, 02/1/2046, Call 02/1/2026	1,000,973
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	940,985
1,290,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,355,960
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 08/2/2025	1,598,771
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	940,967
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 07/23/2025	2,700,669
1,000,000	5.00%, 07/1/2040	1,000,000

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,065,000	5.00%, 05/15/2045, Call 05/15/2027	$1,062,125
500,000	5.00%, 07/1/2045	500,000
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	881,531
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	852,961
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	942,262
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	910,290
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	869,488
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	902,192
		21,435,569
	MASSACHUSETTS — 0.7%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	449,197
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	466,793
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	118,703
1,000,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	1,019,479
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	978,362
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	985,898
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,190,309
745,000	5.00%, 07/1/2054, Call 01/1/2034	746,065
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,040,895
195,000	4.25%, 07/1/2046, Call 07/1/2026[3]	168,323
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 07/23/2025	907,395
500,000	Massachusetts Housing Finance Agency, FHA, 3.10%, 12/1/2044, Call 12/1/2028	380,533
		8,451,952
	MICHIGAN — 2.1%
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,011,242
730,000	Great Lakes Water Authority Water Supply System Revenue, 5.50%, 07/1/2050, Call 01/1/2035	768,124
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	416,020
	Michigan Finance Authority
160,000	5.00%, 06/1/2029, Call 08/2/2025	145,568
1,165,000	5.00%, 07/1/2031, Call 08/2/2025	1,166,580
1,000,000	5.00%, 07/1/2034, Call 07/30/2025	1,000,053
1,000,000	5.00%, 07/1/2035, Call 07/30/2025	1,001,487
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,300,713

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,000,000	5.00%, 07/1/2039, Call 08/2/2025	$1,000,563
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,000,401
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,807,099
950,000	4.00%, 12/1/2047, Call 12/1/2031	817,798
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	982,883
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	852,301
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	901,339
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	862,026
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,026,375
	Michigan State Housing Development Authority
500,000	3.20%, 12/1/2026	500,537
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	968,732
375,000	4.70%, 12/1/2043, Call 06/1/2032	365,438
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,011,419
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 08/2/2025	250,105
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	904,001
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,518,457
		23,579,261
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 08/2/2025	250,017
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	66,336
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 07/23/20251 4	1,715,939
	Duluth Economic Development Authority
1,000,000	5.25%, 02/15/2058, Call 02/15/2028	995,267
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	968,660
1,000,000	Spring Lake Park Independent School District No. 16, School District Credit Program, 5.00%, 02/1/2028	1,059,854
		5,056,073
	MISSISSIPPI — 0.4%
265,000	County of Warren, 4.00%, 09/1/2032	267,184
4,000,000	State of Mississippi, 4.00%, 10/1/2036, Call 10/1/2027	3,974,571
		4,241,755
	MISSOURI — 0.6%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	66,758
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	596,318
445,000	5.00%, 10/1/2047, Call 10/1/2027	401,428
	Health & Educational Facilities Authority of the State of Missouri

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
$1,000,000	5.00%, 11/15/2043, Call 05/15/2028	$1,008,695
350,000	4.00%, 11/15/2049, Call 11/15/2027	295,771
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,144,092
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	998,922
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,030,577
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,232,681
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	326,648
		7,101,890
	NEBRASKA — 0.4%
	Central Plains Energy Project
1,000,000	4.00%, 12/1/2049, Call 08/1/2025[1]	1,000,677
1,000,000	5.00%, 08/1/2055, Call 05/1/2031[1]	1,058,981
900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	937,746
2,000,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	2,059,623
		5,057,027
	NEVADA — 0.8%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	240,179
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 07/23/2025	1,139,478
	County of Clark
500,000	2.10%, 06/1/2031	437,754
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,537,813
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,003,824
750,000	4.00%, 07/1/2049, Call 07/1/2028	641,275
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,008,884
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,172,410
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	595,408
		8,777,025
	NEW HAMPSHIRE — 0.7%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,024,673
457,546	4.13%, 01/20/2034	452,787
650,000	6.89%, 04/1/2034, Call 01/1/2034[4]	671,353
997,862	4.17%, 01/20/2041[1]	948,492

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
$1,848,523	4.25%, 07/20/2041	$1,764,926
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,024,949
	New Hampshire Health and Education Facilities Authority Act
215,000	5.00%, 08/1/2037, Call 02/1/2028	217,922
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	886,628
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,040,294
		8,032,024
	NEW JERSEY — 1.8%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	863,277
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	970,510
100,000	5.00%, 07/15/2032, Call 07/15/2027	102,210
500,000	5.00%, 07/1/2033, Call 07/1/2027	504,399
280,000	6.00%, 10/1/2034, Call 08/2/2025[4]	280,205
880,000	5.00%, 06/15/2036, Call 12/15/2026	909,957
350,000	6.30%, 10/1/2049, Call 08/2/2025[4]	350,101
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 08/2/2025	1,159,617
750,000	4.25%, 07/1/2054, Call 07/1/2034	678,263
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	517,682
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	745,945
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	513,558
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	1,964,669
500,000	4.00%, 06/15/2042, Call 06/15/2032	458,778
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,018,127
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,325,747
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,808,471
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,011,300
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	357,991
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,632,592
		21,173,399
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 08/2/2025	699,963

	NEW YORK — 6.7%
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,552,563

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$750,000	County of Orange, 2.38%, 06/15/2029, Call 08/2/2025	$713,545
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	898,414
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	950,821
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	726,706
	Metropolitan Transportation Authority
1,000,000	5.00%, 11/15/2047, Call 05/15/2034	1,005,109
2,000,000	5.25%, 11/15/2049, Call 05/15/2034	2,044,848
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,666,524
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,590,326
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 08/2/2025	650,052
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	503,297
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,030,243
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,584,766
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,557,576
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	935,508
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	902,469
725,000	5.50%, 11/1/2045, Call 11/1/2032	767,663
350,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	354,833
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,122,562
2,000,000	5.38%, 11/15/2040, Call 07/23/2025[4]	1,999,936
730,000	3.00%, 02/15/2042, Call 02/15/2030	567,576
2,000,000	5.00%, 11/15/2044, Call 07/23/2025[4]	1,958,103
1,500,000	7.25%, 11/15/2044, Call 07/23/2025[4]	1,500,970
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	718,327
615,000	New York Power Authority, 4.00%, 11/15/2049, Call 11/15/2034	539,754
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	849,044
500,000	3.00%, 07/1/2041, Call 07/1/2031	402,135
625,000	5.00%, 03/15/2047, Call 03/15/2035	640,051
500,000	4.00%, 07/1/2048, Call 07/1/2031	420,096
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,551,876
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	864,578
355,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	365,932
1,500,000	New York State Thruway Authority, 5.00%, 01/1/2041, Call 01/1/2026	1,500,032

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	New York State Urban Development Corp.
$1,000,000	4.00%, 03/15/2038, Call 09/15/2031	$982,436
2,000,000	5.00%, 03/15/2063, Call 09/15/2033	2,013,211
	New York Transportation Development Corp.
1,000,000	5.00%, 12/1/2033, Call 12/1/2032[3]	1,063,000
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,489,252
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,232,361
3,000,000	5.00%, 07/1/2046, Call 08/2/2025[3]	2,908,380
1,620,000	5.00%, 6/30/2049, Call 6/30/2031[3]	1,596,836
1,250,000	5.25%, 01/1/2050, Call 08/2/2025[3]	1,233,273
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,550,300
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	1,838,402
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[3]	1,000,628
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[3]	1,221,885
1,315,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[3]	1,361,792
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 08/2/2025	234,640
500,000	5.00%, 07/1/2045, Call 08/2/2025	476,993
	Port Authority of New York & New Jersey
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,541,302
3,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	3,015,999
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,263,189
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	286,643
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	976,142
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,040,793
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,502,723
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,046,027
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,018,687
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,031,403
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	855,010
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	538,872
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	265,547
		77,021,961
	NORTH CAROLINA — 0.7%
1,650,000	Charlotte-Mecklenburg Hospital Authority, 4.00%, 01/15/2048, Call 07/2/2025[1]	1,650,000
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,050,940

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA (Continued)
$750,000	Columbus County Industrial Facilities & Pollution Control Financing Authority, 4.20%, 05/1/2034	$756,926
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,027,830
	North Carolina Housing Finance Agency
720,000	3.85%, 07/1/2038, Call 07/1/2027	668,716
340,000	4.00%, 07/1/2048, Call 07/1/2027	341,032
1,760,000	North Carolina Housing Finance Agency, GNMA/FNMA/FHLMC, 3.00%, 07/1/2051, Call 01/1/2030	1,737,206
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	576,598
765,000	Town of Apex, 2.00%, 06/1/2033, Call 06/1/2030	668,546
		8,477,794
	NORTH DAKOTA — 0.4%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	948,901
200,000	County of Burleigh, 4.38%, 04/15/2026	199,225
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,816,782
1,120,000	North Dakota Housing Finance Agency, 3.00%, 01/1/2052, Call 07/1/2030	1,104,815
		4,069,723
	OHIO — 1.6%
3,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	2,561,227
435,000	City of Akron, 5.00%, 12/1/2026	439,714
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	1,964,674
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	899,686
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	711,160
500,000	Columbus Regional Airport Authority, 5.25%, 01/1/2041, Call 01/1/2035[3]	523,997
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,074,277
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,931,175
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,842,236
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 08/2/2025	474,591
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,331,953
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,330,661
980,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	929,120
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,036,848
		18,051,319

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA — 0.6%
$1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	$1,017,512
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,035,688
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	998,681
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,748,958
1,000,000	Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.25%, 09/1/2056, Call 03/1/2033	1,120,447
750,000	Tulsa Municipal Airport Trust Trustees, 6.25%, 12/1/2035[3]	829,146
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	519,305
		7,269,737
	OREGON — 0.2%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	946,462
	Oregon State Facilities Authority
45,000	5.00%, 10/1/2046, Call 10/1/2026	46,198
720,000	5.00%, 10/1/2046, Call 10/1/2026	701,410
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	435,933
		2,130,003
	PENNSYLVANIA — 3.2%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,556,757
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,460,173
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	319,353
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/23/2025	95,085
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	252,833
200,000	5.25%, 05/1/2042, Call 05/1/2031[4]	194,276
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	920,729
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,881,860
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	935,336
1,000,000	County of Allegheny, 5.00%, 11/1/2041, Call 11/1/2026	1,012,749
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	363,370
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	890,669
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	265,021
500,000	Luzerne County Industrial Development Authority, AG, 5.00%, 12/15/2027, Call 12/15/2025	503,333

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	$665,362
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	284,922
300,000	10.00%, 12/1/20404 5	280,875
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	875,623
1,000,000	4.10%, 08/1/20451 3	1,000,261
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	857,326
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	510,578
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,557,283
625,000	Pennsylvania Higher Education Assistance Agency, 4.75%, 06/1/2046, Call 06/1/2034[3]	615,883
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.50%, 11/1/2054, Call 11/1/2034	1,028,626
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,885,936
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,049,361
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,049,549
500,000	5.00%, 12/1/2041, Call 06/1/2026	497,916
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,006,374
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	903,557
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,002,947
500,000	5.25%, 12/1/2052, Call 12/1/2032	514,231
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	801,238
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	823,992
500,000	5.50%, 07/1/2053, Call 07/1/2034	527,348
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,031,103
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	939,199
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,133
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,011,243
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	824,048
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	275,776
1,000,000	Union County Hospital Authority, 5.00%, 08/1/2048, Call 08/1/2025	972,835

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,115,000	Westmoreland County Municipal Authority, BAM, 5.00%, 08/15/2038, Call 08/15/2025	$1,115,914
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 07/23/2025	500,025
		37,066,008
	PUERTO RICO — 0.8%
	Commonwealth of Puerto Rico
30,777	5.38%, 07/1/2025	30,777
61,305	5.63%, 07/1/2027	63,104
1,060,310	5.63%, 07/1/2029	1,118,904
1,558,579	5.75%, 07/1/2031	1,682,149
55,548	4.00%, 07/1/2033, Call 07/1/2031	54,236
71,485	0.00%, 07/1/2033, Call 07/1/2031	49,507
49,930	4.00%, 07/1/2035, Call 07/1/2031	48,120
42,853	4.00%, 07/1/2037, Call 07/1/2031	40,870
229,812	0.00%, 11/1/2043[1]	141,621
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 08/2/2025[5]	975,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
1,125,000	4.33%, 07/1/2040, Call 07/1/2028	1,056,753
4,300,000	5.00%, 07/1/2058, Call 07/1/2028	4,048,853
		9,309,894
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,536,182
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	512,724
500,000	Rhode Island Housing & Mortgage Finance Corp., GNMA, 5.00%, 04/1/2049, Call 04/1/2033	498,695
		2,547,601
	SOUTH CAROLINA — 1.1%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[3]	1,017,651
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,000,814
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	528,759
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 08/2/20253 4 5	45,000
250,000	5.50%, 11/15/2044, Call 11/15/2034	248,220
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,028,175
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,596,885
730,000	5.00%, 12/1/2055, Call 07/23/2025	728,816

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$1,015,000	5.25%, 12/1/2055, Call 12/1/2025	$1,015,820
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,013,523
		12,223,663
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,222,030

	TENNESSEE — 0.7%
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	997,402
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,025,481
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,067,267
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,012,411
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,508,888
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,050,034
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,018,037
		7,679,520
	TEXAS — 6.7%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	75,564
1,000,000	Austin Community College District, 5.25%, 08/1/2053, Call 08/1/2033	1,035,476
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	320,808
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	1,017,930
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,012,536
	Central Texas Turnpike System
2,310,000	5.00%, 08/15/2038, Call 08/15/2034	2,478,326
900,000	5.00%, 08/15/2042, Call 08/15/2034	931,792
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	989,345
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,006,257
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	508,890
1,670,000	City of Bryan, 2.50%, 08/15/2043, Call 02/15/2029	1,132,244
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,266,908
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,012,471
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,248,808

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	$233,645
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,006,145
	City of Houston Airport System Revenue
750,000	5.00%, 07/15/2035, Call 08/2/2025[3]	749,954
1,000,000	5.50%, 07/15/2038, Call 07/15/2034[3]	1,029,386
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,303,054
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	1,030,252
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	879,294
1,000,000	City of San Antonio Electric & Gas Systems Revenue, 5.25%, 02/1/2049, Call 08/1/2034	1,039,192
1,000,000	City of San Antonio TX Electric & Gas Systems Revenue, 5.25%, 02/1/2054, Call 02/1/2035	1,038,160
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[4]	898,398
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 08/2/2025	84,923
1,500,000	4.60%, 12/1/2049, Call 08/2/2025	1,295,537
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,014,758
1,000,000	Denton Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2033	1,023,120
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,273,398
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,025,063
	Harris County Cultural Education Facilities Finance Corp.
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	2,964,247
1,000,000	5.00%, 05/15/2050, Call 05/15/2030[1]	1,065,757
750,000	Harris County Flood Control District, 4.00%, 09/15/2043, Call 09/15/2033	678,460
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,121,819
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	919,831
	Lower Colorado River Authority
1,000,000	5.00%, 05/15/2045, Call 02/15/2032[1]	1,077,475
840,000	5.00%, 05/15/2050, Call 05/15/2034	849,032
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 07/23/20253 4	500,801
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	940,674
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 08/2/2025[5]	2,374,597
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	379,028
1,500,000	5.00%, 04/1/2046, Call 07/23/2025	1,471,697
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,146,758
750,000	North Fort Bend Water Authority, BAM, 5.00%, 12/15/2030	822,503

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	North Texas Municipal Water District Water System Revenue, 5.00%, 09/1/2032, Call 09/1/2025	$1,002,362
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	498,287
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	857,034
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	936,170
1,000,000	Northside Independent School District, PSF, 3.55%, 06/1/2050[1]	1,008,309
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20323 4	239,267
1,000,000	4.00%, 01/1/2050, Call 08/2/20253 4	766,514
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,036,799
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 08/2/2025[5]	460,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	299,161
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,366,695
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,009,784
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,027,101
750,000	Spring Independent School District, PSF, 5.00%, 08/15/2032, Call 08/15/2025	751,611
1,000,000	Tarrant County College District, 2.00%, 08/15/2036, Call 08/15/2030	768,258
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2051, Call 11/15/2032	1,000,919
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 08/2/2025	1,359,113
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	559,020
575,000	6.25%, 12/15/2026	590,204
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/1/2055, Call 07/1/2033[1]	1,063,652
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	483,353
2,500,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,391,105
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	3,967,843
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	543,280
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,468,998
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	1,961,726
500,000	5.00%, 10/15/2047, Call 10/15/2032	511,164
	Town of Westlake
50,000	5.50%, 09/1/2025	50,138
175,000	6.13%, 09/1/2035, Call 09/1/2025	173,925

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	$898,957
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,204,773
		77,529,835
	UTAH — 0.8%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	946,086
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 08/2/2025	1,338,059
2,000,000	Downtown Revitalization Public Infrastructure District, AG, 5.50%, 06/1/2050, Call 06/1/2035	2,109,893
	Intermountain Power Agency
995,000	5.00%, 07/1/2034, Call 07/1/2031	1,067,675
1,000,000	5.25%, 07/1/2045, Call 07/1/2032	1,026,574
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 06/1/2054, Call 06/1/2029[4]	466,213
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,001,888
	Utah Charter School Finance Authority
500,000	4.50%, 07/15/2027[4]	497,527
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	439,289
		8,893,204
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	982,501

	VIRGINIA — 0.8%
2,090,000	Albemarle County Economic Development Authority, 3.95%, 10/1/2048, Call 07/2/2025[1]	2,090,000
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	450,450
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	988,271
1,000,000	Fairfax County Industrial Development Authority, 5.00%, 05/15/2051, Call 05/15/2034	1,023,360
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,045,434
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	443,287
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	454,911
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	500,390
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,654,257
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	936,862
		9,587,222

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON — 2.2%
$1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	$1,328,741
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	252,608
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,240,611
1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	1,567,564
	Port of Seattle
750,000	5.25%, 07/1/2041, Call 07/1/2034[3]	777,754
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[3]	1,542,105
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,485,844
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,486,837
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	334,460
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	1,024,934
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,474,650
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,739,013
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,518,958
145,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/18/2025	141,940
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	934,257
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	506,493
500,000	5.00%, 08/1/2038, Call 08/1/2029	509,514
1,000,000	5.00%, 10/1/2041, Call 08/2/2025	1,000,004
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	918,800
1,000,000	5.00%, 07/1/2058, Call 07/1/2028	956,442
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	973,026
746,990	Washington State Housing Finance Commission, 4.09%, 03/20/2040[1]	702,097
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,014,964
		25,431,616
	WEST VIRGINIA — 0.3%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,009,129
150,000	West Virginia Economic Development Authority, 5.45%, 01/1/2055, Call 03/27/20301 3 4	153,100

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA (Continued)
$750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	$803,813
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,032,210
		2,998,252
	WISCONSIN — 1.4%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	924,917
	Public Finance Authority
415,000	4.00%, 07/1/2027, Call 08/2/2025	414,667
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	1,992,015
535,000	5.00%, 07/1/2037, Call 08/2/2025	534,975
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	950,000
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	448,844
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	496,234
500,000	5.00%, 02/1/2042, Call 02/1/2032	502,434
1,000,000	5.00%, 07/1/2042, Call 08/2/2025[3]	989,571
165,000	6.00%, 07/15/2042, Call 07/23/2025	165,058
450,000	5.50%, 03/1/2045, Call 07/18/2025[4]	450,009
1,000,000	5.63%, 07/1/2045, Call 07/18/2025[4]	979,614
345,000	6.38%, 01/1/2048, Call 01/1/20281 4 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	489,826
194,116	4.00%, 07/1/2051[5]	130,621
500,000	5.00%, 06/15/2064, Call 06/15/2032	465,291
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	228
7,085	0.00%, 01/1/20474 5	207
7,034	0.00%, 01/1/20484 5	193
6,984	0.00%, 01/1/20494 5	179
6,882	0.00%, 01/1/20504 5	163
7,540	0.00%, 01/1/20514 5	168
7,490	0.00%, 01/1/20524 5	155
7,388	0.00%, 01/1/20534 5	144
7,338	0.00%, 01/1/20544 5	134
7,237	0.00%, 01/1/20554 5	124
7,135	0.00%, 01/1/20564 5	116
7,085	0.00%, 01/1/20574 5	108
6,984	0.00%, 01/1/20584 5	100
6,933	0.00%, 01/1/20594 5	94
6,882	0.00%, 01/1/20604 5	87
6,781	0.00%, 01/1/20614 5	81
6,730	0.00%, 01/1/20624 5	75
6,629	0.00%, 01/1/20634 5	70

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,579	0.00%, 01/1/20644 5	$66
6,528	0.00%, 01/1/20654 5	61
6,427	0.00%, 01/1/20664 5	56
83,706	0.00%, 01/1/20674 5	658
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	507,498
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,009,495
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,009,867
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	183,225
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	881,219
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	963,082
		16,646,979
	WYOMING — 0.1%
840,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	830,365
	TOTAL MUNICIPAL BONDS
	(Cost $928,076,591)	895,909,109

Number of Shares
	EXCHANGE-TRADED FUNDS — 6.1%
670,465	iShares National Muni Bond ETF	$70,050,183
14,200	VanEck CEF Muni Income ETF	298,058
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $70,278,858)	70,348,241

	CLOSED-END MUTUAL FUNDS — 0.7%
10,127	BlackRock Long-Term Municipal Advantage Trust	92,865
783	BlackRock MuniAssets Fund, Inc.	8,143
2,541	BlackRock Municipal Credit Alpha Portfolio, Inc. - Class Institutional	32,347
1,273	BlackRock Municipal Income Trust - Class USD INC	12,208
14,824	BlackRock MuniHoldings Fund, Inc.	166,029
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	15,440
4,548	BlackRock MuniHoldings Quality Fund II, Inc.	43,570
38,365	BlackRock MuniVest Fund, Inc.	252,442
10,448	BlackRock MuniYield Quality Fund II, Inc.	100,719
26,617	BlackRock MuniYield Quality Fund, Inc.	295,715
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	713,614
34,014	BNY Mellon Strategic Municipals, Inc.	201,363
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	128,058

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
66,923	DWS Municipal Income Trust	$591,599
362	Eaton Vance Municipal Bond Fund	3,501
34,009	Invesco Advantage Municipal Income Trust II	284,655
5,070	Invesco Municipal Income Opportunities Trust	29,152
26,598	Invesco Municipal Opportunity Trust	244,170
29,760	Invesco Municipal Trust	272,304
10,700	Invesco Quality Municipal Income Trust	100,366
20,110	Invesco Trust for Investment Grade Municipals	190,844
12,605	Invesco Value Municipal Income Trust	146,722
13,218	Neuberger Berman Municipal Fund, Inc.	129,933
21,460	Nuveen AMT-Free Municipal Credit Income Fund	256,018
21,738	Nuveen AMT-Free Quality Municipal Income Fund	237,379
20,085	Nuveen California Quality Municipal Income Fund	224,349
36,371	Nuveen Municipal Credit Income Fund	433,542
51	Nuveen New York AMT-Free Quality Municipal Income Fund	505
15,085	Nuveen Quality Municipal Income Fund	170,310
18,314	PIMCO Municipal Income Fund III	125,634
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	308,627
113,738	Pioneer Municipal High Income Fund, Inc.	1,041,840
86,507	Western Asset Managed Municipals Fund, Inc.	856,419
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,787,647)	7,710,382
	OPEN-END MUTUAL FUND — 0.0%[6]
29,562	BNY Mellon AMT-Free Municipal Bond Fund	382,532
	TOTAL OPEN-END MUTUAL FUND
	(Cost $488,661)	382,532
	PRIVATE FUNDS[7] — 10.6%
	MacKay Municipal Credit Opportunities Fund, LP - Class A* 8	24,149,004
	MacKay Municipal Opportunities Fund, LP - Class A* 9	97,811,960
	TOTAL PRIVATE FUNDS
	(Cost $97,715,054)	121,960,964
	SHORT-TERM INVESTMENTS — 2.8%
24,830,473	BlackRock MuniCash - Institutional Shares, 2.13%[10]	24,832,956
7,600,078	JPMorgan Prime Money Market Fund - Institutional Shares, 4.28%[10]	7,602,358
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,434,612)	32,435,314

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Value
TOTAL INVESTMENTS — 98.0%
(Cost $1,138,781,423)	$1,128,746,542
Other assets less liabilities — 2.0%	22,912,051
TOTAL NET ASSETS — 100.0%	$1,151,658,593

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of June 30, 2025, the aggregate fair value of these investments is $55,144,311 or 4.8% of the Fund's net assets.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2025, the aggregate fair value of these investments is $121,960,964 or 10.6% of the Fund's net assets.
[8]	The investment was acquired on 3/1/2016. The cost is $16,811,394.
[9]	The investment was acquired on 3/1/2016. The cost is $80,903,660.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 86.0%
	CORE — 79.0%
4,355,404	DoubleLine Total Return Bond Fund - I Class	$38,501,770
4,179,781	PIMCO Income Fund - Institutional Class	45,016,248
2,565,701	River Canyon Total Return Bond Fund - Institutional Class	25,862,264
3,336,041	TCW MetWest Total Return Bond Fund - Plan Class	28,456,428
9,007,267	Vanguard Total Bond Market Index Fund - Institutional Class [1]	87,190,344
		225,027,054
	OPPORTUNISTIC — 7.0%
836,150	GMO Emerging Country Debt Fund, Class VI	17,692,939
431,123	Vanguard High-Yield Corporate Fund - Admiral Shares	2,379,798
		20,072,737
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $255,205,239)	245,099,791
	EXCHANGE-TRADED FUND — 5.7%
	CORE — 5.7%
290,493	Vanguard Long-Term Treasury ETF	16,302,467
	TOTAL EXCHANGE-TRADED FUND
	(Cost $17,095,722)	16,302,467
	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 3.4%
	OPPORTUNISTIC — 3.4%
380,480	TPG Twin Brook Capital Income Fund - I Class	9,622,768
	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $9,670,751)	9,622,768
	PRIVATE FUND[2] — 2.4%
	OPPORTUNISTIC — 2.4%
	AG Direct Lending Fund IV Annex, LP* [3]	6,895,004
	TOTAL PRIVATE FUND
	(Cost $4,046,733)	6,895,004
	SHORT-TERM INVESTMENT — 2.9%
8,137,345	JPMorgan Prime Money Market Fund - Institutional Shares, 4.28%[4]	8,139,786
	TOTAL SHORT-TERM INVESTMENT
	(Cost $8,139,047)	8,139,786

	TOTAL INVESTMENTS — 100.4%
	(Cost $294,157,492)	286,059,816
	Liabilities in excess of other assets — (0.4)%	(1,088,527)
	TOTAL NET ASSETS — 100.0%	$284,971,289

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of June 30, 2025, the aggregate fair value of these investments is $6,895,004 or 2.4% of the Fund's net assets.
[3]	The investment was acquired on 4/8/2022. The cost is $4,046,733.
[4]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership